Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2019 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,811	SFr 1,811
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 12 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 307	307
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	288	288
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	436	436
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	780	780
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1,726	SFr 1,726
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 2 months 12 days
Bank | Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	269	SFr 269
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	280	280
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	419	419
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 758	SFr 758